SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of assets that are measured at fair value on a recurring basis

As of December 31, 2023	Fair Value Measurements at Reporting Date Using
	Quoted Prices in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable
Description	Assets (Level 1)	Inputs (Level 2)	Inputs (Level 3)
	RMB	RMB	RMB
Short-term investments - structured financial products	—	857,924	—

As of December 31, 2024	Fair Value Measurements at Reporting Date Using
	Quoted Prices in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable
Description	Assets (Level 1)	Inputs (Level 2)	Inputs (Level 3)
	RMB	RMB	RMB
Short-term investments - structured financial products	—	362,195	—

Schedule of property and equipment over estimated useful life

Buildings	20 years
Electronic equipment	3 – 5 years
Machinery and equipment	10 years
Furniture and fixture	5 years
Transportation vehicles	4 years
Leasehold improvements	Over the shorter of the expected lease term or useful lives

Schedule of intangible assets useful life
Software	3 – 10 years
Technology	3 – 8 years

Schedule of accrued warranty liability

	For the Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance as of the beginning of the year	13,932	17,694	28,425
Warranty provision	8,467	26,247	32,078
Consumption	(4,705)	(15,516)	(16,896)
Balance as of the end of the year	17,694	28,425	43,607

Schedule of significant segment expenses and other segment items

	For the Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB

Net Revenues	1,202,670	1,876,989	2,077,157
Less:
Cost of revenues	730,683	1,215,611	1,192,572
Payroll expenses in sales and marketing expenses*	77,736	104,462	124,548
Payroll expenses in general and administrative expenses	126,986	175,600	146,239
Payroll expenses in research and development expenses	381,700	592,223	594,567
Other segment items**	632,749	265,061	121,607
Net loss	(747,184)	(475,968)	(102,376)
*	Payroll expenses mainly consist of salaries, bonus, defined contribution plans, other social insurances, share-based compensation and other employee benefits.
**

Other segment items primarily include other operating income, net, interest income, interest expenses and other (loss) income, net as reported in Group’s consolidated statements of operations and professional service expenses.

Schedule of concentration of risks

Concentration of customers

The following customers accounted for 10% or more of revenue for the years ended December 31, 2022, 2023 and 2024:

	For the Year ended
	December 31,
	2022	2023	2024
Customer A	24.3%	25.6%	33.7%
Customer B	13.7%	28.4%	*
Customer D	*	*	14.1%

The following customers accounted for 10% or more of the Group’s accounts receivable, contract assets and amounts due from related parties as of December 31, 2023 and 2024:

	As of December 31,
	2023	2024
Customer A	41.3%	23.5%
Customer B	10.2%	*
Customer C	11.2%	*
Customer D	*	16.8%
Customer E	*	11.8%

Concentration of risks - continued

Concentration of suppliers

The Group has one supplier accounted for 10% or more of purchases for the years ended December 31, 2022, 2023 and 2024:

	For the Year ended December 31,
	2022	2023	2024
Supplier A	12.3%	*	*